Stockholders' Equity - Common Share Repurchases and Issuances (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased	27,000,000	58,000,000	19,000,000
Average purchase price per share	$ 22.26	$ 15.52	$ 15.77
Shares repurchased related to employee stock-based compensation plans	6,365,002	4,547,785	3,024,662
Average purchase price per share	$ 21.76	$ 15.86	$ 15.71
Common shares issued	9,702,976	6,432,643	3,886,217
Common Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock repurchased	26,987,043	58,038,239	19,054,115
Common shares issued	9,702,976	6,432,643	3,886,217